Income Tax	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Tax
12. Income Tax
The provision for income tax was as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Current:
Federal	$ 92	$ 32	$ (3)
Deferred:
Federal	(130)	(38)	28
Provision for income tax expense (benefit)	$ (38)	$ (6)	$ 25
The reconciliation of the income tax provision at the statutory tax rate to the provision for income tax as reported was as follows:

	Years Ended December 31,
	2022	2021	2020
	(Dollars in millions)
Tax provision at statutory rate	$ (30)	$ (5)	$ 28
Tax effect of:
Resolution of prior years	(4)	—	—
Dividends received deduction	(2)	(1)	(2)
Change in uncertain tax benefits	(1)	—	—
Tax credits	(1)	(1)	(1)
Change in valuation allowance	—	1	—
Provision for income tax expense (benefit)	$ (38)	$ (6)	$ 25
Effective tax rate	26%	25%	19%
Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities.
Net deferred income tax assets and liabilities consisted of the following at:

	December 31,
	2022	2021
	(In millions)
Deferred income tax assets:
Net unrealized investment losses	$ 110	$ —
Net operating loss carryforwards	61	61
Investments, including derivatives	51	—
Tax credit carryforwards	8	7
Other	26	1
Total deferred income tax assets	256	69
Less: Valuation allowance	1	1
Total net deferred income tax assets	255	68
Deferred income tax liabilities:
DAC	51	45
Policyholder liabilities and receivables	35	44
Intangibles	1	1
Investments, including derivatives	—	49
Net unrealized investment gains	—	36
Total deferred income tax liabilities	87	175
Net deferred income tax asset (liability)	$ 168	$ (107)
At December 31, 2022, the Company had net operating loss carryforwards of approximately $290 million, all of which is carried forward indefinitely.
The following table sets forth the foreign tax credits available for carryforward for tax purposes at December 31, 2022.

Foreign Tax Credits Carryforwards
(In millions)
Expiration
2 023-2026	$ 1
2 027-2031	6
2 032-2036	1
2 037-2041	—
Indefinite	—
$ 8
The Company believes that it is more likely than not that the benefit from certain tax credit carryforwards will not be realized. Accordingly, a valuation allowance of $1 million has been established on the deferred tax assets related to the tax credit carryforwards at December 31, 2022.
The Company’s liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its financial statements, although the resolution of income tax matters could impact the Company’s effective tax rate in the future.
The ending balance for unrecognized tax benefits that, if recognized, would impact the effective rate is $0, $1 million and
$1 million for each of the years ended December 31, 2022, 2021 and 2020. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included in other expenses, while penalties are included in income tax expense.
Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended
December 31, 2022, 2021 and 2020.
The Company is subject to examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary.
The Company is no longer subject to federal, state or local income tax examinations for years prior to 2017. Management believes it has established adequate tax liabilities, and final resolution of any audits for the years 2017 and forward is not expected to have a material impact on the Company’s financial statements.
Tax Sharing Agreements
For the periods prior to the Separation, the Company was included in a consolidated federal life and non-life income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company under the consolidated tax return regulations and a tax sharing agreement with MetLife, Inc. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.
For periods after the Separation, Brighthouse Life Insurance Company and any directly owned life insurance and reinsurance subsidiaries (including the Company and Brighthouse Reinsurance Company of Delaware) entered in a tax sharing agreement to join a life consolidated federal income tax return. The non-life subsidiaries of Brighthouse Life Insurance
Company will file their own federal income tax returns. The tax sharing agreements state that federal taxes are computed on a modified separate return basis with benefit for losses.
Income Tax Transactions with Former Parent
The Company entered into a tax separation agreement with MetLife, Inc. Among other things, the tax separation agreement governs the allocation between MetLife, Inc. and the Company of the responsibility for the taxes of the MetLife,
Inc. group. The tax separation agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. For the years ended December 31, 2022, 2021 and 2020, MetLife, Inc. paid $2 million, $3 million and $0, respectively, to the Company under the tax separation agreement. At December 31, 2022 and 2021, the current income tax payable included $0 and $3 million, respectively, payable to MetLife, Inc. related to this agreement.